Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
		3 Months Ended				9 Months Ended
		Dec. 31, 2022 JPY (¥) Property		Dec. 31, 2021 JPY (¥) Property		Dec. 31, 2022 JPY (¥) Property		Dec. 31, 2021 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 19		¥ 12,647		¥ 75		¥ 12,648
Write-downs of the assets held for sale, number of properties | Property		0
Write-downs due to decline in estimated future cash flows, amount		¥ 1,535		2,333		¥ 1,732		¥ 2,420
Write-downs due to decline in estimated future cash flows, number of properties | Property
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline in estimated future cash flows, amount		¥ 1,535		¥ 0		¥ 1,535		¥ 0
Write-downs due to decline in estimated future cash flows, number of properties | Property		2		0		2		0
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0		¥ 757		¥ 0		¥ 757
Write-downs of the assets held for sale, number of properties | Property		0		2				2
Write-downs due to decline in estimated future cash flows, amount						¥ 51		¥ 11
Write-downs due to decline in estimated future cash flows, number of properties | Property						2		1
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0		¥ 12		¥ 0		¥ 13
Write-downs of the assets held for sale, number of properties | Property		0		1				2
Write-downs due to decline in estimated future cash flows, amount		¥ 0		¥ 2		¥ 3		¥ 3
Write-downs due to decline in estimated future cash flows, number of properties | Property		0		3		3		4
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 19	[1]	¥ 11,878	[1]	¥ 75	[2]	¥ 11,878	[2]
Write-downs of the assets held for sale, number of properties | Property	[1]	0
Write-downs due to decline in estimated future cash flows, amount		¥ 0	[1]	¥ 2,331	[1]	¥ 143	[2]	¥ 2,406	[2]

[1]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.
[2]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.